Description of Business, Basis of Presentation and Significant Accounting Policies - Narrative (Details) - USD ($) shares in Millions, $ in Millions			2 Months Ended	3 Months Ended	12 Months Ended
	May 13, 2024	May 09, 2024	Jun. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Business Acquisition [Line Items]
Debt instrument, maturity date					Apr. 15, 2029
Restricted cash					$ 57.4	$ 40.5
Interest costs capitalized					$ 21.0	28.1	$ 12.8
Finite lived intangible assets useful lives					5 years
Advertising Expense					$ 347.8	$ 203.4	$ 201.6
Goodwill Impairment Carrying Value					$ 811.2
Proceeds from reverse recapitalization transaction			$ 330.0
Proceeds from the PIPE investment	$ 254.3		254.3
Repayments of long-term debt			$ 299.0
Related Party | General and Administrative Expenses Allocated to Parent
Business Acquisition [Line Items]
Amounts of transaction		$ 10.0		$ (1.3)
Screaming Eagle | Studio Business
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners	12.20%
Equity Method Investments Investee
Business Acquisition [Line Items]
Equity method investment, ownership percentage					20.00%
Minimum
Business Acquisition [Line Items]
Variable interest entity, qualitative or quantitative information, ownership percentage					20.00%
Finite lived intangible assets useful lives					5 years
Minimum | Equity Method Investments Investee
Business Acquisition [Line Items]
Equity method investment, ownership percentage					20.00%
Maximum
Business Acquisition [Line Items]
Finite lived intangible assets useful lives					15 years
Maximum | Equity Method Investments Investee
Business Acquisition [Line Items]
Equity method investment, ownership percentage					50.00%
Lionsgate
Business Acquisition [Line Items]
Debt instrument, interest rate, stated percentage					5.50%
Business acquisition, equity interest issued or issuable, number of shares					253.4